25. Provisions (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions Details
Post-employment benefits	$ 37,363	$ 35,734	$ 22,464
Tax liabilities	5,338	4,474	5,364
Other provisions	28,012	0	142,514
Total provisions	$ 70,713	$ 40,208	$ 170,342